Provision for Conversion of Preferred Stock (Detail Textuals) - USD ($)	1 Months Ended					12 Months Ended
	Dec. 31, 2015	Aug. 31, 2015	Aug. 21, 2015	Jul. 31, 2015	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Jun. 30, 2015
Conversion of Stock [Line Items]
Fair value of the conversion feature	$ 84,090					$ 84,090		$ 75,488
Series A preferred stock
Conversion of Stock [Line Items]
Minimum equity financing under down-round protection feature				$ 286,000	$ 1,000,000	$ 1,000,000
Maximum common stock issuance price per share (in dollars per share)	$ 2.50				$ 2.50	$ 2.50
Fair value of the conversion feature									$ 700,000
Number of additional shares issued				180,000
Shares issued, price per share (in dollars per share)			$ 2.50
Change in fair value of conversion rights						$ 986,000
Number of shares converted		580,000	580,000
Series B Preferred Stock
Conversion of Stock [Line Items]
Maximum common stock issuance price per share (in dollars per share)		$ 0.80
Proceeds received from the Series B financing		$ 5,000,000	$ 5,000,000
Number of additional shares issued			1,232,000
Shares issued, price per share (in dollars per share)			$ 0.80
Change in fair value of conversion rights						$ 17,945
Number of shares converted	500
Conversion price	$ 0.80	$ 2.50